Revenue Recognition (Details) - Schedule of Revenue disaggregated by revenue source - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Systems [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 26,392	$ 42,596
Ink and consumables [Member]
Disaggregation of Revenue [Line Items]
Total revenue	27,854	28,434
Spare parts [Member]
Disaggregation of Revenue [Line Items]
Total revenue	5,360	10,542
Service contracts [Member]
Disaggregation of Revenue [Line Items]
Total revenue	4,042	2,351
Total revenue [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 63,648	$ 83,923